INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statutory income tax rate	27.00%	26.00%	26.00%
Operating loss carryforwards	$ 16,276,000	$ 15,580,000